Income Taxes -Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Non-capital losses available for future periods	$ 99.1	$ 32.2
Non capital losses available for future period do not expire	$ 8.1